Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,643,446.90
Total Fee Amount	1,193.67
Total Offset Amount	0.00
Net Fee	$ 1,193.67
Offering Table N/A
Offset Table N/A	N/A